Document and Entity Information	May 19, 2022
Cover [Abstract]
Entity Registrant Name	Xerox Holdings Corp
Amendment Flag	false
Entity Central Index Key	0001770450
Document Type	8-K
Document Period End Date	May 19, 2022
Entity Incorporation State Country Code	NY
Entity File Number	001-39013
Entity Tax Identification Number	83-3933743
Entity Address, Address Line One	201 Merritt 7
Entity Address, City or Town	Norwalk
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06851-1056
City Area Code	(203)
Local Phone Number	849-5216
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Xerox Holdings Corporation Common Stock, $1.00 par value
Trading Symbol	XRX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false